SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended				1 Months Ended				3 Months Ended	6 Months Ended	0 Months Ended				1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Apr. 09, 2015	Jan. 31, 2014	Jan. 13, 2015	Jan. 09, 2013	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2013	Jul. 31, 2013	Feb. 10, 2015	Jan. 23, 2015	Dec. 31, 2013	Jan. 13, 2013	Sep. 30, 2014	Aug. 31, 2014	Apr. 30, 2014	Feb. 28, 2014
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		956,179	122,449
Class of Warrant or Rights, Granted	2,447,830	2,396,732	2,717,258
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 3,042,213
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	215,000	3,478,498	1,692,050
Class of Warrant or Rights, Exercised	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	0
Stock Issued to Consultants [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				50,000
Director [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					300,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)					$ 3.99
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vesting immediately upon appointment of a new board of directors member
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						24,490
Class of Warrant or Rights, Granted						12,246
Series C Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued				131,234			42,334
Conversion of Stock, Shares Converted				155			50
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued									169,334	42,334	59,267	59,267
Conversion of Stock, Shares Converted									200	50	70	70
Stock Issued During Period, Shares, New Issues														2,181
Class of Warrant or Rights, Granted		984,674	1,516,386					1,330,627					622,414
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		1.50	2.61			2.61		$ 2.61			$ 1.50						$ 2.61					$ 1.50
Private Placement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrant, Expriation Date															Mar. 21, 2020	Mar. 21, 2020
Class of Warrant or Rights, Granted															84,250	91,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 3.75	$ 3.75
Private Placement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,398,760
Class of Warrant or Rights, Granted						64,626					358,470						129,307	65,831	93,600	135,120	137,856
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			3.67			3.67											$ 3.67		$ 2.75	$ 2.75	$ 3.75
Series A Warrants [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrant, Expriation Date															Jul. 31, 2015	Jul. 31, 2015
Class of Warrant or Rights, Granted															337,000	365,200
Proceeds from Issuance or Sale of Equity (in Dollars)															842,500	913,000
Series B Warrants [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrant, Expriation Date															Mar. 21, 2020	Mar. 21, 2020
Class of Warrant or Rights, Granted															168,500	182,600
Proceeds from Issuance or Sale of Equity (in Dollars)															$ 731,400	$ 917,480
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services										302,500
Stock Issued During Period, Shares, New Issues															337,000	365,200
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				1.50
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)				2.09
Stock Issued During Period, Shares, Conversion of Convertible Securities				84,033
Class of Warrant or Rights, Exercised				130,084
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				10,000